Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	IAMGOLD Corporation
Entity Central Index Key	0001203464
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025